IDS
                                                                       Tax-Free
                                                                     Money Fund

                                                             1998 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

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The goal of IDS  Tax-Free  Money  Fund,  Inc.  is to  provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

                                                       AMERICAN
                                                         EXPRESS
                                                            Financial
                                                            Advisors
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Stability Without Taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns. But there is an alternative -- Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: a cash reserve that can let you keep the tax-exempt income it earns.



IDS TAX-FREE MONEY FUND
                             (This annual report is not part of the prospectus.)
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Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
Making the Most of the Fund                              7
Independent Auditors' Report                             8
Financial Statements                                     9
Notes to Financial Statements                           12
Investments in Securities                               15
Federal Income Tax Information                          24


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      5p
Fees and Expenses                                     6p
Management                                            7p
Buying and Selling Shares                             7p
Valuing Fund Shares                                   7p
Purchasing Shares                                     7p
Exchanging/Selling Shares                            10p
Distributions and Taxes                              14p
Personalized Shareholder
  Information                                        16p
About the Company                                    17p
Quick Telephone Reference                            19p
Financial Highlights                                 20p
Appendix                                             21p

(This annual report is not part of the prospectus.)
ANNUAL REPORT - 1998

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

From the Chairman
If you're an experienced investor, you know that the past year was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

(signature of)
William R. Pearce


(picture of) Terry Fettig
Terry Fettig
Portfolio Manager

From the Portfolio Manager

IDS Tax-Free Money Fund's yield declined somewhat during the fiscal year (January through December 1998), reflecting a drop in short-term interest rates. The Fund's $1 net asset value was unchanged during the 12 months, providing shareholders with continued stability of principal in addition to a tax-free return.

For the seven-day period ended Dec. 31, 1998, the Fund provided an annualized simple yield of 3.27% and an annualized compound yield of 3.32%. These are equal to 4.54% simple and 4.61% compound yields for an investor in the 28% federal income-tax bracket.

(Investors should keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Investors also should keep in mind that, under federal law, some notes

IDS TAX-FREE MONEY FUND
(This annual report is not part of the prospectus.)

issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

FED CUTS RATES
Despite ongoing solid economic growth and generally rising wages in several business sectors, inflation remained remarkably low over the 12 months. As a result, aside from brief run-ups in January and July, short-term interest rates barely budged through late September. It was then that the Federal Reserve Board instituted the first of three reductions in short-term interest rates designed to relieve credit restraints that had built up as a result of ongoing weakness in several foreign markets. For the Fund, this ultimately meant less interest from the securities it holds in the portfolio.

Changes to the portfolio were largely confined to a shift in its average maturity -- from about 40 days at outset of the year to about 60 days in mid-summer and about 50 days at year-end. This fluctuation in maturity is largely a result of ongoing seasonal supply and demand factors in the short-term, tax-free market. An increase in the supply of new issues occurs in early July every year, replacing outstanding issues that mature in June. This supply pattern results in a shorter average maturity prior to the supply surge, followed by a lengthening when the new issues come to market.

As for the current fiscal year, I think economic growth and inflation are likely to continue at about their recent pace, at least over the near term. Therefore, I expect no major change in short-term interest rates and, consequently, a relatively stable yield for the Fund.

(signarue of) Terry Fettig
Terry Fettig

(This annual report is not part of the prospectus.)
ANNUAL REPORT - 1998
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Fund Facts

12-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1998                                                $1.00
Dec. 31, 1997                                                $1.00
Increase                                                     $  --

Distributions -- Jan. 1, 1998 - Dec. 31, 1998
From income                                                  $0.03
From capital gains                                           $  --
Total distributions                                          $0.03

Total return*                                               +2.94%

*The  total  return  is  a   hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

IDS TAX-FREE MONEY FUND
                             (This annual report is not part of the prospectus.)

Making the Most of the Fund

Average annual total return (as of Dec. 31, 1998)
                   1 year                  5 years                10 years
                   +2.94%                   +2.88%                  +3.28%
Although there is no guarantee, the Fund will use its best efforts to maintain a constant net asset value of $1 per share.

Your investment and return values may fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)
ANNUAL REPORT - 1998

The financial statements contained in Post-Effective Amendment #33 to Registration Statement No. 2-66868 filed on or about February 19, 1999, are incorporated herein by reference.

Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions.

IDS Tax-Free Money Fund, Inc.
Fiscal year ended Dec. 31, 1998

Exempt-interest dividends -- taxable status explained below.

Payable date                                              Per share

Jan. 28, 1998                                              $0.00281
Feb. 26, 1998                                               0.00223
March 26, 1998                                              0.00210
April 28, 1998                                              0.00285
May 27, 1998                                                0.00254
June 25, 1998                                               0.00244
July 27, 1998                                               0.00252
Aug. 26, 1998                                               0.00235
Sept. 24, 1998                                              0.00237
Oct. 26, 1998                                               0.00253
Nov. 24, 1998                                               0.00222
Dec. 22, 1998                                               0.00208
Total distributions                                        $0.02904

Source of distributions
100% of tax-exempt interest dividends during the year ended Dec. 31, 1998, were derived exclusively from interest on tax-exempt securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

IDS TAX-FREE MONEY FUND
(This annual report is not part of the prospectus.)

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 1998 are listed below.

Alabama                                   2.126%
Alaska                                    0.742
Arizona                                  10.313
Arkansas                                  0.354
California                                0.766
Colorado                                  0.788
Florida                                   2.784
Georgia                                   5.478
Hawaii                                    0.655
Idaho                                     1.517
Illinois                                  0.825
Indiana                                   5.423
Iowa                                      1.083
Kentucky                                  2.789
Louisiana                                 0.103
Maryland                                  2.556
Massachusetts                             0.199
Michigan                                  7.057
Minnesota                                 7.287
Mississippi                               2.003
Missouri                                  0.124
Montana                                   0.530
Nevada                                    0.287
New Jersey                                0.133
New Mexico                                3.670
New York                                  7.401
North Carolina                            2.488
Ohio                                      3.433
Oregon                                    0.911
Pennsylvania                              6.011
Tennessee                                 0.452
Texas                                    10.495
Utah                                      1.221
Virginia                                  1.027
Washington                                0.944
Wisconsin                                 0.867
Wyoming                                   5.158

(This annual report is not part of the prospectus.)
ANNUAL REPORT - 1998
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                              AMERICAN
                                   EXPRESS
IDS Tax-Free Money Fund                 Financial
IDS Tower 10                            Advisors
Minneapolis, MN 55440-0010


                                                                S-6433 M (2/99)
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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.